Statement of Financial Position - USD ($)	Nov. 30, 2015	Aug. 31, 2015	Aug. 31, 2014
Assets, Current
Cash and Cash Equivalents, at Carrying Value	$ 65,812	$ 4,968	$ 460,863
Prepaid Expense, Current			593
Other Assets, Current	15,007	15,007	1,500
Assets, Current	80,819	19,975	461,456
Assets, Noncurrent
Property, Plant and Equipment, Gross	96,901	113,201	146,704
Indefinite-Lived Intangible Assets (Excluding Goodwill)	1,274,493	1,292,984	1,410,973
Other Assets, Noncurrent	16,502	14,507	14,000
Assets, Noncurrent	1,387,896	1,420,692	1,571,677
Assets	1,468,715	1,440,667	2,033,133
Liabilities, Current
Accrued Liabilities, Current		14,566	21,516
Loans Payable, Current	175,000	275,000	600,000
Derivative Instruments and Hedges, Liabilities	145,680	446,785	1,025,000
Liabilities, Current	320,680	736,351	1,646,516
Liabilities, Noncurrent
Liabilities	320,680	736,351	1,646,516
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest
Common Stock, Value, Issued	17,144	14,817	11,515
Additional Paid in Capital, Common Stock	9,807,902	9,351,999	8,191,503
Retained Earnings (Accumulated Deficit)	(8,677,011)	(8,662,500)	(7,816,401)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	1,148,035	704,316	386,617
Liabilities and Equity	$ 1,468,715	$ 1,440,667	$ 2,033,133